Notes relating to the consolidated statement of financial position - Shareholders' capital (Details)										1 Months Ended																								12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Sep. 18, 2018 EUR (€) € / shares shares	Dec. 15, 2017 EUR (€)	Dec. 14, 2017 $ / shares shares	Dec. 13, 2017 shares	May 19, 2017 EUR (€) shares	May 17, 2017 $ / shares shares	Jun. 01, 2016 shares	Jan. 20, 2016 shares	Dec. 31, 2018 shares	Nov. 30, 2018 shares	Oct. 31, 2018 shares	Sep. 30, 2018 shares	Aug. 31, 2018 shares	Jul. 31, 2018 shares	Jun. 30, 2018 shares	May 31, 2018 shares	Apr. 30, 2018 shares	Mar. 31, 2018 shares	Jan. 31, 2018 shares	Dec. 31, 2017 shares	Nov. 30, 2017 shares	Oct. 31, 2017 shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	Oct. 31, 2016 shares	Sep. 30, 2016 shares	Jun. 30, 2016 shares	May 31, 2016 shares	Apr. 30, 2016 shares	Mar. 31, 2016 shares	Feb. 29, 2016 shares	Jan. 31, 2016 shares	Dec. 31, 2018 shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2018 € / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 EUR (€) € / shares shares	Jan. 01, 2016 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	35,975,312									35,975,312										32,180,641	32,180,641													32,180,641	20,126,479	35,975,312	32,180,641	20,126,479	15,802,767
Number of shares outstanding at beginning of period																				32,180,641														32,180,641	20,126,479
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		3,475,000		666,000	4,440,000	879,750	5,865,000		1,480,420																			2,703,000					1,480,420		5,106,000
Exercise of Options										30,531	9,768	556	5,913	2,300	469	5,393	5,900	34,039	113,075	111,727	75,230	106,782	1,400	15,000	5,000	15,000	70,000		33,092	10,000	10,000	2,200
Number of shares outstanding at end of period	35,975,312									35,975,312											32,180,641													35,975,312	32,180,641
Share price | (per share)		€ 86.50		$ 52.00			$ 17.00
Number of shares on conversion							1																											1
Gross proceeds from issue of shares | €		€ 255,700,000	€ 225,600,000			€ 102,100,000
Underwriter discounts and commissions, and offering expenses | €		14,800,000	14,300,000			9,600,000
Expenses deducted from equity | €		14,700,000	14,100,000			8,900,000
Net proceeds | €		€ 240,900,000	€ 211,300,000			€ 92,500,000
Number of share options issued																																		319,671
Par value per share | € / shares																																				€ 0.1	€ 0.1	€ 0.1
Unissued authorized capital | €																																						€ 4,500,000
Number of shares authorised																																						45
Maximum authorized increase of then outstanding share capital (as a percent)	20.00%																																		20.00%
Period of outstanding share capital	18 months																																		18 months
Maximum authorized increase in share capital | €	€ 648,790																																		€ 537,852.60
Maximum authorized increase in number of shares	6,487,896																																		5,378,526
Number of shares covered by existing authorization	3,012,896																																		272,526
IFRS Employee Stock Option [Member]
Disclosure of classes of share capital [line items]
Exercise of Options																					203,412														140,292
Private placement (Sunflower)
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option								2,703,000